Note 9 - Finance Income and Expense (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of finance income and expense [text block]
	Year Ended June 30	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	20 20	2019	2019	2018
Finance income
Foreign exchange gains	33	-	-	-
Interest received	-	-	4	9
	Year Ended June 30	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	20 20	2019	2019	2018
Finance expense
Related party loan interest payable	1,653	387	1,588	1,636
Convertible loan notes and preference shares interest payable	1,185	307	1,284	1,220
Financing agreement finance cost payable	-	-	206	217
Debtor invoice finance cost payable	174	51	164	-
Lease liabilities interest payable	95	22	1	55
Bank interest payable	-	6	-	17
Provisions – unwinding of discount	-	42	-	-
Foreign exchange losses	-	(19)	-	93
Other finance costs	75	-	-	157
Total finance expense	3,182	796	3,243	3,395